Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 16,956	$ 12,922
Expenses by nature [abstract]
Cost of sales (notes 5 and 7)	8,265	7,961
General and administrative expenses (note 11)	222	115
Exploration, evaluation and project expenses (notes 5 and 8)	367	392
Impairment charges (reversals) (notes 10 and 21)	12	(457)
Loss on currency translation	3	39
Closed mine rehabilitation (note 27b)	8	59
Income from equity investees (note 16)	(444)	(241)
Other (income) expense (note 9)	(509)	214
Income before finance items and income taxes	9,032	4,840
Finance costs, net (note 14)	(227)	(232)
Income before income taxes	8,805	4,608
Income tax expense (note 12)	(1,651)	(1,520)
Net income	7,154	3,088
Profit (loss), attributable to [abstract]
Equity holders of Barrick Mining Corporation	4,993	2,144
Profit (loss), attributable to non-controlling interests	$ 2,161	$ 944
Earnings per share [abstract]
Basic	$ 2.93	$ 1.22
Diluted	$ 2.93	$ 1.22